Contract Liabilities and Advances from Customers - Summary of Contract Liabilities and Advances from Customers (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred Income Including Contract Liabilities [Abstract]
Contract Liabilities	€ 18,771	€ 5,031
Advances from customers	23,616	48,361
Total contract liabilities and advances from customers	42,387	53,392
Current	42,387	53,392
Non-current	€ 0	€ 0